Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenues

NOTE 5 – REVENUES:

Contract liabilities:

The Company’s contract liabilities as of March 31, 2020 and December 31, 2019 were as follows:

	March 31,	December 31,
	2020	2019
	USD in thousands
Contract liabilities	546	502

Contract liabilities include advance payments, which are primarily related to advanced billings for development services.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of March 31, 2020, the total RPO amounted to $900 thousand, which the Company expects to recognize during the next 12 months.

NOTE 10 - REVENUES:

a.	Disaggregation of Revenues:

The following table present the Company’s revenues disaggregated by revenue type for the years ended December 31, 2019 and 2018:

	Year ended on December 31,
	2019	2018
	USD in thousands
Products	188	174
Services	121	217
	309	391

Revenues from products are recognized at a point of time and revenues from services are recognized over time.

b.	Contract liabilities:

The Company’s contract liabilities as of December 31, 2019 and 2018 were as follows:

	December 31,
	2019	2018
	USD in thousands
The change in deferred revenues:
Balance at beginning of year	200	8
Deferred revenue relating to new sales	387	200
Revenue recognition during the period	(85)	(8)
Balance at end of year	502	200

Contract liabilities include advance payments, which are primarily related to advanced billings for development services.

Revenue recognized in 2018 that was included in deferred revenue balance as of January 1, 2018 was USD 8 thousand.

There was no revenue recognized in 2019 that was included in deferred revenue balance as of December 31, 2018.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of December 31, 2019 the total RPO amounted to USD 906 thousand, which the Company expects to recognize during financial year 2020.